Operating Expenses - Schedule of Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expense [Abstract]
Salaries and wages	$ 29,032	$ 37,084	$ 41,750
Healthcare and other benefits	2,203	2,599	2,908
Payroll taxes	1,496	1,590	2,286
Share-based payment expense	22,850	4,415	14,699
Total payroll costs	55,581	45,688	61,643
Amortization	1,764	1,979	3,048
Depreciation	1,807	2,955	5,845
Total amortization and depreciation expenses	3,571	4,933	8,893
Other general and administrative expenses	27,491	25,180	31,600
Other research and development expenses	54,280	73,729	111,288
Total other operating expenses	81,771	98,909	142,888
Total operating expenses	$ 140,923	$ 149,530	$ 213,425